Financial Instruments - Summary of Exposure to Credit Risk (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	$ 98,289	$ 67,049
Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	70,039	44,375
0-30 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	21,600	17,290
31-60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	3,072	2,281
61-90 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	1,071	632
Over 90 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	$ 2,507	$ 2,471